Intangible Assets - Summary of Useful Economic Life of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2024
Bottom of range [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	3 years
Bottom of range [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	2 years
Bottom of range [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	5 years
Bottom of range [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	2 years
Top of range [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	20 years
Top of range [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	20 years
Top of range [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	20 years
Top of range [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	20 years